Derivative Financial Instruments And Certain Hedging Activities (Summary Of Fair Value Measurements For Major Category Of Derivatives) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ 1.7
Currency Forwards [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ 1.7